VESSELS AND EQUIPMENT, NET (Schedule of Vessels and Equipment) (Details) - Container vessels - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment [Line Items]
Cost	$ 1,867,873	$ 1,955,880
Accumulated depreciation	(463,168)	(396,168)
Total	$ 1,404,705	$ 1,559,712